Share-Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures	$ 200,000
Expected weighted average period to recognize the compensation cost, in years	1 year
Two Thousand And Eleven Long Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	296,952
Maximum number of shares per employee	150,000
Number of shares authorized	3,000,000
Two Thousand And Eight Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	19,673
Maximum number of shares per employee	5,000
Number of shares authorized	50,000
Two Thousand Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	0
Number of shares authorized	500,000
Restricted Stock Units R S U [Member] | Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested fair value	$ 300,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option shares granted	$ 0.46	$ 1.52
Fair market value of vested shares	$ 500,000	$ 200,000
Intrinsic value of options exercised	$ 0	$ 0
Minimum [Member] | Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum [Member] | Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years